Derivatives and Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended			1 Months Ended
	Dec. 31, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 31, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2011	Aug. 31, 2007	Sep. 30, 2005
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Discontinued Operation, Provision for Loss (Gain) on Disposal, Net of Tax	$ 0	$ (380.1)	$ 0	$ (5.6)	$ (0.8)	$ 0	$ 0	$ 0	$ (385.7)	$ (0.8)	$ 0
Outstanding interest rate swap arrangements	0				0				0	0
Loss on early extinguishment of debt									0	0	75.4
Location of the swap on the consolidated balance sheets									Derivative gains and losses on interest rate swaps included in AOCI
Incremental expense resulting from interest rate swaps											5.3
Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Average swap interest rate												3.65%
Cost of expiration (termination)												11.0
Derivative instrument contractual life												10 years
Unrealized net loss									7.0	8.1
Cross Currency Interest Rate Contract [Member]
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivative Liability, Notional Amount	250.8				130.3				250.8	130.3
August 2007 Interest Rate Swap Agreement
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Swap agreement expiration													2012-05
September 2005 Interest Rate Swap Agreement
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Effective date of the fixed rate swap														Apr. 25, 2006
Fixed interest rate paid														4.68%
Swap agreement expiration														2013-07
Effective fixed rate paid on debt														5.28%
Interest rate spread over LIBOR														0.60%
Loss on early extinguishment of debt											3.3
Location of the swap on the consolidated balance sheets									Other non-current liabilities	Other non-current liabilities
September 2005 Interest Rate Swap Agreement | Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivative Liability, Notional Amount														100.0
April 2011 Interest Rate Swap Agreement [Member] [Member] | Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivative Liability, Notional Amount												$ 400.0